Goldman Sachs U.S. Large Cap Buffer 1 ETF Investment Strategy - Inst [Member] - Goldman Sachs U.S. Large Cap Buffer 1 ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund seeks to achieve a total return, for three-month periods from January 1 to March 31, April 1 to June 30, July 1 to September 30 or October 1 to December 31 (each, an “Outcome Period”), that corresponds generally, before fees and expenses, to the share price return of the State Street® SPDR® Portfolio S&P 500® ETF (SPYM) (the “Underlying ETF”) or other ETFs that track the S&P 500® Index (the “Underlying ETF’s Index”) up to a “cap” while providing a downside “buffer” and “deep downside protection” against losses over the Outcome Period. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in securities or other instruments that provide exposure to securities of large capitalization U.S. issuers or that provide for the “cap” on gains or the “buffer” or “deep downside protection” against the losses of securities of large capitalization U.S. issuers. For purposes of each Fund’s 80% policy, large capitalization issuers are those within the range of capitalization of the Underlying ETF’s Index. Although the Fund seeks to implement a targeted outcome strategy, there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcome. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. The Fund’s current Outcome Period is the three-month period from January 1, 2026 to March 31, 2026, the next Outcome Period is the three-month period from April 1, 2026 to June 30, 2026, the next Outcome Period is the three-month period from July 1, 2026 to September 30, 2026, and the next Outcome Period is the three-month period from October 1, 2026 to December 31, 2026.* The targeted outcomes sought by the Fund, which include the buffer, deep downside protection and cap discussed below, are based primarily upon the performance of the Underlying ETF over successive three-month periods from January 1 to March 31, April 1 to June 30, July 1 to September 30 and October 1 to December 31.* ◼Buffer: The Fund, and therefore its investors, will participate in Underlying ETF losses up to approximately 5% (the “Initial Loss”) before the Buffer, as defined below, takes effect. After the Initial Loss has occurred, the Fund seeks to provide a downside buffer against approximately 10% of additional Underlying ETF losses (i.e., Underlying ETF losses between 5% and 15%) over each Outcome Period, before the deduction of Fund fees and expenses (the “Buffer”). After deducting Fund fees and expenses, the Buffer is expected to be approximately 9.88% for each Outcome Period. The Buffer is set on or before the first day of an Outcome Period. If the losses of the Underlying ETF continue in excess of the Initial Loss and the Buffer, the Fund, and therefore its investors, will participate in additional losses up to the Deep Downside Protection, as defined below. There is no guarantee the Fund will successfully buffer against losses of the Underlying ETF. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period. The Buffer is discussed in further detail below. ◼Deep Downside Protection: The Fund seeks to provide deep downside protection for extreme market conditions where Underlying ETF losses are in excess of the set deep downside protection amount over an Outcome Period (the “Deep Downside Protection”). The Deep Downside Protection is set on or before the first day of an Outcome Period and may increase or decrease from one Outcome Period to the next, reflecting changes in market volatility, among other factors. The level of protection will generally be lower in more volatile market conditions and higher in quieter markets. There is no guarantee the Fund will successfully provide downside protection against losses of the Underlying ETF in excess of the Deep Downside Protection. The Deep Downside Protection is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period. The Deep Downside Protection is discussed in further detail below. ◼Cap: The Fund’s performance is subject to an upside return limit – or “cap” – that represents the maximum upside percentage return the Fund can achieve for the duration of the Outcome Period (the “Cap”). The Cap is set on or before the first day of an Outcome Period based on the cost of providing the Buffer and the Deep Downside Protection and may increase or decrease from one Outcome Period to the next. If the value of the Underlying ETF increases over an Outcome Period but its return remains below the Cap, the Fund seeks to provide investment returns that that are similar to the performance of the Underlying ETF, before Fund fees and expenses. If the value of the Underlying ETF increases in excess of the Cap, the Fund will participate in the performance up to the Cap but not in further gains beyond the Cap. The Cap is expected to change from one Outcome Period to the next. The Cap is discussed in further detail below. The Buffer, Deep Downside Protection and Cap are calculated prior to taking into account the fees and expenses reflected in the Fund’s “Annual Fund Operating Expenses” Table (included above) annualized over each Outcome Period. Accordingly, the maximum performance of the Fund over an Outcome Period is expected to be lower than the Cap by the amount of Fund fees and expenses. Similarly, the performance of the Fund over an Outcome Period will be reduced by Fund fees and expenses in addition to the Initial Loss and losses in excess of the Buffer up to the Deep Downside Protection. The Fund’s returns will be further reduced by any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by a Fund. The Fund’s website (http://www.gsamfunds.com/ETFs) provides important information about the Fund on a daily basis, including information about the Buffer, the Deep Downside Protection and the Cap for the then-current Outcome Period, the then-current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering an investment in the Fund must visit the website for the latest information. In order to obtain economic exposure to the Underlying ETF and to implement the Buffer, Deep Downside Protection and Cap, the Fund may buy or sell FLexible EXchange® Options (“FLEX Options”) or over-the-counter (“OTC”) or listed call and put options that reference the Underlying ETF or the Underlying ETF’s Index (together with FLEX Options, the “Options”), as well as shares of the Underlying ETF. FLEX Options are customized exchange-traded option contracts available through the Chicago Board Options Exchange. Through FLEX Options, the Fund could customize key contract terms such as exercise prices and expiration dates. The Fund may purchase call FLEX Options with a very low strike price relative to the price of the Underlying ETF to seek to obtain 1 to 1 long economic exposure to the Underlying ETF. The Fund may also obtain economic exposure to the Underlying ETF by purchasing one or more of the following: ETFs, futures, swaps or equity securities. The Fund may also invest in U.S. Treasuries, money market funds or other cash equivalents. The prospectuses and other reports of the Underlying ETFs are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund will purchase and sell call and put Options to seek to achieve targeted outcomes within the Fund’s portfolio. One Option position is designed to buffer the Fund from losses in excess of the Initial Loss up to the Buffer over an Outcome Period, another position is used to limit downside losses beyond the Deep Downside Protection over an Outcome Period, while a third position is designed to provide the Cap for that Outcome Period.The first Option position is designed to buffer the Fund from losses in excess of the Initial Loss up to the Buffer if the Underlying ETF experiences a loss in this range at the end of an Outcome Period. The Fund will generally create this Option position by buying an out-of-the-money put Option and selling a second out-of-the-money put Option with a lower strike price (a “put spread”). The put spread produces the Buffer. There is no guarantee that the Fund will be successful in its attempts to buffer against losses of the Underlying ETF and an investor may lose their entire investment. The Buffer is operative only after the Initial Loss and will provide downside protection only against the next approximately 10% of Underlying ETF losses at the end of an Outcome Period. The second Option position provides Deep Downside Protection for Underlying ETF losses in extreme market conditions where Underlying ETF losses are in excess of the set Deep Downside Protection for that Outcome Period. The Fund will generally create this Option position by buying a deep out-of-the-money put Option. The level of protection targeted by the Deep Downside Protection is determined by using a targeted delta, which is a measure of the fluctuation of the price of the option relative to the fluctuation of the price of the underlying security. There is no guarantee the Fund will successfully provide downside protection against losses of the Underlying ETF in excess of the Deep Downside Protection and an investor may lose their entire investment. The Deep Downside Protection is generally expected to protect losses beyond 20% to 30% for a given Outcome Period, but will vary with market conditions at the start of each Outcome Period. If the Underlying ETF has decreased in value by more than the Initial Loss plus the Buffer at the end of an Outcome Period, the Fund, and therefore its investors, will participate in those losses up to the Deep Downside Protection. If an investor purchases shares of the Fund after the commencement of an Outcome Period, and the Fund has already decreased in value during that Outcome Period, that investor may not fully benefit from the Buffer or the Deep Downside Protection for the remainder of the Outcome Period. Conversely, after the commencement of the Outcome Period, if the Fund has already increased in value since the start of the Outcome Period, then a shareholder investing at that time may experience losses prior to gaining the protection offered by the Buffer and the Deep Downside Protection. Furthermore, because the Buffer and the Deep Downside Protection are designed to be in effect only at the end of an Outcome Period, an investor who sells Fund shares before the end of an Outcome Period may not experience the full effect of the Buffer and Deep Downside Protection. The third Option position is designed to produce the Cap. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to an upside return Cap. The Fund will generally create the Cap by selling at-the-money and/or out-of-the-money call Options. This means that if the value of the Underlying ETF increases over an Outcome Period beyond the level of the Cap, the Fund will not participate in those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap, before Fund fees and expenses, is the maximum return an investor can achieve from an investment in the Fund over an Outcome Period. In the event an investor purchases shares of a Fund after the commencement of an Outcome Period and the Fund has risen in value to a level near the Cap for that Outcome Period, there will likely be little or no ability for that investor to experience investment gains for the remainder of that Outcome Period. The Cap is based on the strike prices of the Options that the Fund has bought and sold over an Outcome Period. The Cap is set on or before the first day of an Outcome Period based on the cost of providing the Buffer and Deep Downside Protection. The Cap may increase or decrease from one Outcome Period to the next. As the Options mature at the end of a three-month Outcome Period, the Fund will enter into a new set of Option positions, which may increase or decrease the Cap for the subsequent three-month Outcome Period. The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On or about the commencement of an Outcome Period, the Fund will supplement this Prospectus and publish on its website (http://www.gsamfunds.com/ETFs) the Fund’s final Buffer, Deep Downside Protection and Cap for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information. The outcomes sought by the Fund are based upon the Fund’s net asset value (“NAV”) on the business day immediately prior to the first day of an Outcome Period. Each Option’s value is ultimately derived from the performance of the Underlying ETF during an Outcome Period. To achieve the desired outcomes for an Outcome Period, an investor must hold Fund shares for the entire three-month Outcome Period. An investor that purchases shares of the Fund after the commencement of an Outcome Period will likely experience investment outcomes very different from those sought by the Fund over the entire Outcome Period. Conversely, an investor that sells shares of the Fund prior to the end of an Outcome Period will likely also experience investment outcomes very different from those sought by the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the targeted outcomes. Targeted outcomes are based on NAV but individual shares of the Fund can only be purchased and sold in secondary market transactions at market price. Illustrations: Potential Scenarios (Before Fund Fee and Expense Deductions) The following charts and table illustrate the hypothetical returns that the Fund seeks to provide where an investor purchases shares of the Fund by the first day of an Outcome Period and holds those shares for the entire Outcome Period. The returns shown in the chart and table are based on a hypothetical Buffer, Deep Downside Protection and Cap and hypothetical performance of the Underlying ETF in certain illustrative scenarios. The returns do not take into account the deduction of Fund fees and expenses (including brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses). If they did, the returns shown for the Fund would be lower. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective or provide any targeted outcome. The below table is an example of hypothetical fund returns compared with Underlying ETF returns. In this example, the Cap is set to 6.5%, the Initial Loss is 5%, the Buffer is 10% and the Deep Downside Protection begins at 30%. The above charts and table are not intended to predict or project the performance of the Options, the Underlying ETF or the Fund. The actual performance of the Underlying ETF may be lower than the hypothetical performance shown in the above table. Investors should not take this information as an assurance of the expected performance of the Options, the Underlying ETF or the Fund. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period. Please contact your financial intermediary for more information. The Fund may invest in one or more underlying funds (including ETFs) that seek to track the Underlying ETF’s Index and one or more money market funds, including ETFs and money market funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter. The Fund intends to also invest directly in fixed income securities (bonds) and equity securities (stocks). These investments may be publicly traded, privately issued, or negotiated. The percentage of the Fund invested in equity and fixed income securities will vary from time to time as the Investment Adviser evaluates such securities’ relative attractiveness and determines the optimal option structure for the Outcome Period. The Fund’s investments in equity securities will be primarily in common stocks of companies held by the Underlying ETF, and the portfolio of equity securities is expected to have a risk/return profile similar to that of the Underlying ETF. The Fund may invest without restriction as to issuer capitalization, country, currency, maturity or credit rating. In addition to the Options, the Fund may invest in other derivatives, total return swaps and futures, each of which can be used for hedging purposes, total return and equity market exposure. The Fund may also utilize various interest rate-related derivatives, including futures and swaps, to manage the duration of its fixed income positions. The Fund also may hold cash or invest in cash equivalents in order to collateralize its derivatives positions. Certain underlying funds may invest in derivatives for both hedging purposes and to seek to increase total return. The Investment Adviser measures the Fund’s performance against the S&P 500® Index. The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index. THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN ONE OR MORE ISSUERS OR IN FEWER ISSUERS THAN DIVERSIFIED FUNDS.